Contingencies, letters of credit and other commitments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Commitments And Contingencies [Abstract]
Outstanding letter of credit	$ 66.8	$ 47.4
Purchase commitments	149.8	75.1
Purchase order for leases	$ 13.9	$ 13.2